REVENUE INFORMATION - Revenues based on geographic areas (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 3,704,537,419	$ 581,322,760	¥ 2,444,328,764	¥ 2,076,289,101
PRC
Disaggregation of Revenue [Line Items]
Revenues	3,158,966,932		2,039,210,587	1,643,221,531
Europe
Disaggregation of Revenue [Line Items]
Revenues	430,201,301		305,244,466	274,445,360
Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 115,369,186		¥ 99,873,711	¥ 158,622,210